FINANCIAL INSTRUMENTS – FAIR VALUE AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS

Accounting classifications and fair value (in thousands)

	As of December 31, 2024
	Carrying Amount			Fair Value
	Financial Assets at Amortized Cost	Other Financial Liabilities	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	9,368	-	9,368	9,449	-	9,449
Total Financial Assets Measured at Fair Value (FV)	9,368	-	9,368	9,449	-	9,449

	As of December 31, 2023
	Carrying Amount			Fair Value
	Financial Assets at Amortized Cost	Other Financial Liabilities	Total	Level 1	Level 2	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	13,899	-	13,899	14,222	-	14,222
Total Financial Assets Measured at Fair Value (FV)	13,899	-	13,899	14,222	-	14,222
Financial Liabilities Measured at Fair Value (FV)
Warrants	-	269	269	-	269	269
Total Financial Liabilities Measured at Fair Value (FV)	-	269	269	-	269	269